Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Redeemable Class A ordinary shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Allocation of net income	$ 638,128			$ 1,551,171	$ 1,165,074
Basic weighted average shares outstanding	17,250,000			17,250,000	8,638,393
Basic net income per ordinary share	$ 0.04			$ 0.09	$ 0.13
Allocation of net income	$ 638,128			$ 1,551,171	$ 1,131,723
Diluted weighted average shares outstanding	17,250,000			17,250,000	8,638,393
Diluted net income per ordinary share	$ 0.04			$ 0.09	$ 0.13
Non-redeemable Class A & Class B ordinary shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Allocation of net income	$ 261,008	$ (63,421)	$ (54,820)	$ 634,460	$ 857,646
Basic weighted average shares outstanding	7,055,603	5,689,655	5,689,655	7,055,603	6,358,978
Basic net income per ordinary share	$ 0.04	$ (0.01)	$ (0.01)	$ 0.09	$ 0.13
Allocation of net income	$ 261,008	$ (63,421)		$ 634,460	$ 890,997
Diluted weighted average shares outstanding	7,055,603	5,689,655		7,055,603	6,800,942
Diluted net income per ordinary share	$ 0.04	$ (0.01)		$ 0.09	$ 0.13